Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015
C000202326
Account Value [Line Items]
Account Value	$ 13,538	$ 13,423	$ 13,308	$ 13,107	$ 13,064	$ 13,179	$ 13,064	$ 12,920	$ 12,877	$ 12,796	$ 12,783	$ 12,649	$ 12,528	$ 12,407	$ 12,340	$ 12,179	$ 12,179	$ 12,085	$ 12,045	$ 11,925	$ 11,694	$ 11,486	$ 11,525	$ 11,473	$ 11,422	$ 11,344	$ 11,292	$ 11,279	$ 11,097	$ 11,188	$ 11,149	$ 10,941	$ 10,910	$ 10,838	$ 10,862	$ 11,126	$ 11,102	$ 10,970	$ 11,330	$ 11,510	$ 11,630	$ 11,654	$ 11,785	$ 11,893	$ 11,817	$ 11,852	$ 11,898	$ 11,898	$ 11,864	$ 11,910	$ 11,852	$ 11,806	$ 11,725	$ 11,725	$ 11,586	$ 11,493	$ 11,268	$ 10,945	$ 10,912	$ 10,956	$ 10,889	$ 10,733	$ 10,622	$ 10,444	$ 10,266	$ 11,079	$ 11,112	$ 11,056	$ 10,957	$ 10,903	$ 10,893	$ 10,839	$ 10,785	$ 10,721	$ 10,635	$ 10,667	$ 10,560	$ 10,506	$ 10,431	$ 10,292	$ 10,377	$ 10,488	$ 10,539	$ 10,519	$ 10,488	$ 10,458	$ 10,498	$ 10,559	$ 10,529	$ 10,569	$ 10,569	$ 10,478	$ 10,458	$ 10,478	$ 10,418	$ 10,368	$ 10,368	$ 10,307	$ 10,307	$ 10,267	$ 10,237	$ 10,247	$ 10,217	$ 10,127	$ 10,057	$ 10,067	$ 9,987	$ 9,977	$ 9,917	$ 9,817	$ 9,827	$ 9,787	$ 9,707	$ 9,647	$ 9,727	$ 9,777	$ 9,886	$ 9,905	$ 9,829	$ 9,962
C000202324
Account Value [Line Items]
Account Value	12,680	12,559	12,465	12,277	12,236	12,344	12,236	12,102	12,065	11,990	11,990	11,864	11,751	11,651	11,575	11,437	11,437	11,349	11,311	11,198	10,985	10,790	10,827	10,790	10,741	10,668	10,619	10,607	10,437	10,522	10,497	10,302	10,272	10,204	10,227	10,487	10,453	10,340	10,679	10,849	10,962	10,985	11,121	11,222	11,155	11,188	11,232	11,243	11,210	11,254	11,199	11,155	11,090	11,079	10,958	10,882	10,663	10,356	10,324	10,377	10,324	10,176	10,071	9,902	9,733	10,504	10,546	10,493	10,396	10,345	10,345	10,294	10,243	10,182	10,100	10,141	10,039	9,988	9,916	9,794	9,867	9,983	10,032	10,012	9,983	9,954	9,993	10,061	10,032	10,080	10,080	9,993	9,970	9,989	9,941	9,903	9,903	9,845	9,845	9,807	9,787	9,787	9,768	9,682	9,615	9,634	9,557	9,547	9,490	9,403	9,413	9,374	9,298	9,240	9,326	9,374	9,481	9,499	9,435	9,554
C000202325
Account Value [Line Items]
Account Value	12,413	12,308	12,216	12,032	11,992	12,097	11,992	11,861	11,825	11,751	11,751	11,628	11,517	11,418	11,344	11,209	11,209	11,123	11,086	10,975	10,766	10,575	10,611	10,575	10,527	10,467	10,430	10,430	10,262	10,358	10,334	10,141	10,122	10,065	10,099	10,348	10,337	10,223	10,563	10,744	10,857	10,891	11,026	11,139	11,071	11,126	11,171	11,193	11,159	11,215	11,171	11,137	11,071	11,071	10,960	10,883	10,670	10,367	10,346	10,411	10,357	10,216	10,119	9,957	9,794	10,573	10,616	10,573	10,490	10,437	10,448	10,406	10,353	10,300	10,226	10,269	10,174	10,132	10,058	9,942	10,027	10,147	10,208	10,188	10,178	10,147	10,198	10,268	10,248	10,298	10,308	10,228	10,208	10,238	10,188	10,147	10,157	10,107	10,117	10,087	10,067	10,077	10,057	9,976	9,916	9,936	9,866	9,866	9,816	9,725	9,745	9,705	9,635	9,584	9,675	9,735	9,846	9,875	9,807	9,942
C000202327
Account Value [Line Items]
Account Value	13,654	13,523	13,422	13,205	13,176	13,277	13,161	13,017	12,973	12,892	12,879	12,744	12,609	12,501	12,420	12,271	12,258	12,163	12,123	12,001	11,772	11,563	11,602	11,550	11,498	11,420	11,368	11,355	11,172	11,250	11,211	11,002	10,973	10,901	10,925	11,190	11,166	11,033	11,394	11,563	11,683	11,708	11,852	11,960	11,876	11,911	11,957	11,957	11,923	11,969	11,911	11,864	11,783	11,771	11,644	11,551	11,316	10,992	10,959	11,003	10,936	10,780	10,668	10,490	10,311	11,115	11,160	11,104	10,995	10,942	10,931	10,877	10,823	10,759	10,673	10,705	10,597	10,533	10,458	10,328	10,405	10,517	10,578	10,547	10,517	10,476	10,517	10,588	10,557	10,598	10,598	10,507	10,478	10,498	10,438	10,388	10,388	10,327	10,327	10,287	10,257	10,257	10,227	10,137	10,067	10,077	9,997	9,987	9,927	9,827	9,847	9,797	9,717	9,647	9,727	9,777	9,886	9,905	9,829	9,962
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Account Value	11,043	11,210	11,002	11,041	10,726	10,660	10,510	10,450	10,679	10,643	11,012	10,828	10,578	10,293	10,279	10,146	10,408	10,351	10,483	10,630	10,205	9,716	9,833	10,129	10,269	10,199	10,200	10,403	10,357	10,040	10,385	10,055	10,001	9,551	9,618	10,138	10,555	10,335	10,678	10,649	11,266	11,620	11,760	12,006	12,023	12,058	12,087	12,306	12,357	12,195	12,303	12,189	12,037	12,273	12,488	12,599	12,432	12,210	12,198	12,242	12,261	11,882	11,777	11,726	11,500	11,764	11,685	11,538	11,471	11,558	11,482	11,600	11,369	11,401	11,153	11,004	11,037	10,900	10,964	10,799	10,585	10,552	10,671	10,764	10,753	10,771	10,819	10,902	11,079	10,962	11,061	10,930	10,893	10,773	10,814	10,912	10,805	10,626	10,636	10,474	10,357	10,341	10,292	10,178	10,225	10,648	10,952	10,892	10,945	10,863	10,555	10,698	10,558	10,280	10,056	9,970	9,917	10,084	10,063	10,012
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Account Value	11,043	11,210	11,002	11,041	10,726	10,660	10,510	10,450	10,679	10,643	11,012	10,828	10,578	10,293	10,279	10,146	10,408	10,351	10,483	10,630	10,205	9,716	9,833	10,129	10,269	10,199	10,200	10,403	10,357	10,040	10,385	10,055	10,001	9,551	9,618	10,138	10,555	10,335	10,678	10,649	11,266	11,620	11,760	12,006	12,023	12,058	12,087	12,306	12,357	12,195	12,303	12,189	12,037	12,273	12,488	12,599	12,432	12,210	12,198	12,242	12,261	11,882	11,777	11,726	11,500	11,764	11,685	11,538	11,471	11,558	11,482	11,600	11,369	11,401	11,153	11,004	11,037	10,900	10,964	10,799	10,585	10,552	10,671	10,764	10,753	10,771	10,819	10,902	11,079	10,962	11,061	10,930	10,893	10,773	10,814	10,912	10,805	10,626	10,636	10,474	10,357	10,341	10,292	10,178	10,225	10,648	10,952	10,892	10,945	10,863	10,555	10,698	10,558	10,280	10,056	9,970	9,917	10,084	10,063	10,012
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Account Value	11,043	11,210	11,002	11,041	10,726	10,660	10,510	10,450	10,679	10,643	11,012	10,828	10,578	10,293	10,279	10,146	10,408	10,351	10,483	10,630	10,205	9,716	9,833	10,129	10,269	10,199	10,200	10,403	10,357	10,040	10,385	10,055	10,001	9,551	9,618	10,138	10,555	10,335	10,678	10,649	11,266	11,620	11,760	12,006	12,023	12,058	12,087	12,306	12,357	12,195	12,303	12,189	12,037	12,273	12,488	12,599	12,432	12,210	12,198	12,242	12,261	11,882	11,777	11,726	11,500	11,764	11,685	11,538	11,471	11,558	11,482	11,600	11,369	11,401	11,153	11,004	11,037	10,900	10,964	10,799	10,585	10,552	10,671	10,764	10,753	10,771	10,819	10,902	11,079	10,962	11,061	10,930	10,893	10,773	10,814	10,912	10,805	10,626	10,636	10,474	10,357	10,341	10,292	10,178	10,225	10,648	10,952	10,892	10,945	10,863	10,555	10,698	10,558	10,280	10,056	9,970	9,917	10,084	10,063	10,012
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Account Value	$ 11,043	11,210	11,002	11,041	10,726	10,660	10,510	10,450	10,679	10,643	11,012	10,828	10,578	10,293	10,279	10,146	10,408	10,351	10,483	10,630	10,205	9,716	9,833	10,129	10,269	10,199	10,200	10,403	10,357	10,040	10,385	10,055	10,001	9,551	9,618	10,138	10,555	10,335	10,678	10,649	11,266	11,620	11,760	12,006	12,023	12,058	12,087	12,306	12,357	12,195	12,303	12,189	12,037	12,273	12,488	12,599	12,432	12,210	12,198	12,242	12,261	11,882	11,777	11,726	11,500	11,764	11,685	11,538	11,471	11,558	11,482	11,600	11,369	11,401	11,153	11,004	11,037	10,900	10,964	10,799	10,585	10,552	10,671	10,764	10,753	10,771	10,819	10,902	11,079	10,962	11,061	10,930	10,893	10,773	10,814	10,912	10,805	10,626	10,636	10,474	10,357	10,341	10,292	10,178	10,225	10,648	10,952	10,892	10,945	10,863	10,555	10,698	10,558	10,280	10,056	9,970	9,917	10,084	10,063	10,012
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 12,203	12,161	12,121	12,077	12,036	11,996	11,958	11,914	11,866	11,821	11,776	11,725	11,669	11,617	11,570	11,515	11,465	11,414	11,368	11,319	11,267	11,216	11,167	11,116	11,066	11,022	10,972	10,929	10,894	10,848	10,812	10,779	10,740	10,705	10,689	10,662	10,645	10,639	10,637	10,630	10,628	10,625	10,624	10,624	10,623	10,623	10,623	10,622	10,622	10,622	10,622	10,622	10,622	10,621	10,620	10,619	10,618	10,617	10,616	10,614	10,614	10,611	10,610	10,610	10,609	10,578	10,563	10,549	10,533	10,520	10,500	10,482	10,460	10,441	10,418	10,395	10,375	10,352	10,334	10,313	10,294	10,273	10,256	10,240	10,221	10,205	10,188	10,173	10,159	10,145	10,136	10,124	10,112	10,104	10,095	10,086	10,077	10,068	10,060	10,055	10,048	10,046	10,042	10,038	10,033	10,032	10,029	10,024	10,022	10,019	10,016	10,015	10,012	10,008	10,005	10,005	10,002	10,001	10,002	10,001
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 12,203	12,161	12,121	12,077	12,036	11,996	11,958	11,914	11,866	11,821	11,776	11,725	11,669	11,617	11,570	11,515	11,465	11,414	11,368	11,319	11,267	11,216	11,167	11,116	11,066	11,022	10,972	10,929	10,894	10,848	10,812	10,779	10,740	10,705	10,689	10,662	10,645	10,639	10,637	10,630	10,628	10,625	10,624	10,624	10,623	10,623	10,623	10,622	10,622	10,622	10,622	10,622	10,622	10,621	10,620	10,619	10,618	10,617	10,616	10,614	10,614	10,611	10,610	10,610	10,609	10,578	10,563	10,549	10,533	10,520	10,500	10,482	10,460	10,441	10,418	10,395	10,375	10,352	10,334	10,313	10,294	10,273	10,256	10,240	10,221	10,205	10,188	10,173	10,159	10,145	10,136	10,124	10,112	10,104	10,095	10,086	10,077	10,068	10,060	10,055	10,048	10,046	10,042	10,038	10,033	10,032	10,029	10,024	10,022	10,019	10,016	10,015	10,012	10,008	10,005	10,005	10,002	10,001	10,002	10,001
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 12,203	12,161	12,121	12,077	12,036	11,996	11,958	11,914	11,866	11,821	11,776	11,725	11,669	11,617	11,570	11,515	11,465	11,414	11,368	11,319	11,267	11,216	11,167	11,116	11,066	11,022	10,972	10,929	10,894	10,848	10,812	10,779	10,740	10,705	10,689	10,662	10,645	10,639	10,637	10,630	10,628	10,625	10,624	10,624	10,623	10,623	10,623	10,622	10,622	10,622	10,622	10,622	10,622	10,621	10,620	10,619	10,618	10,617	10,616	10,614	10,614	10,611	10,610	10,610	10,609	10,578	10,563	10,549	10,533	10,520	10,500	10,482	10,460	10,441	10,418	10,395	10,375	10,352	10,334	10,313	10,294	10,273	10,256	10,240	10,221	10,205	10,188	10,173	10,159	10,145	10,136	10,124	10,112	10,104	10,095	10,086	10,077	10,068	10,060	10,055	10,048	10,046	10,042	10,038	10,033	10,032	10,029	10,024	10,022	10,019	10,016	10,015	10,012	10,008	10,005	10,005	10,002	10,001	10,002	10,001
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 12,203	$ 12,161	$ 12,121	$ 12,077	$ 12,036	$ 11,996	$ 11,958	$ 11,914	$ 11,866	$ 11,821	$ 11,776	$ 11,725	$ 11,669	$ 11,617	$ 11,570	$ 11,515	$ 11,465	$ 11,414	$ 11,368	$ 11,319	$ 11,267	$ 11,216	$ 11,167	$ 11,116	$ 11,066	$ 11,022	$ 10,972	$ 10,929	$ 10,894	$ 10,848	$ 10,812	$ 10,779	$ 10,740	$ 10,705	$ 10,689	$ 10,662	$ 10,645	$ 10,639	$ 10,637	$ 10,630	$ 10,628	$ 10,625	$ 10,624	$ 10,624	$ 10,623	$ 10,623	$ 10,623	$ 10,622	$ 10,622	$ 10,622	$ 10,622	$ 10,622	$ 10,622	$ 10,621	$ 10,620	$ 10,619	$ 10,618	$ 10,617	$ 10,616	$ 10,614	$ 10,614	$ 10,611	$ 10,610	$ 10,610	$ 10,609	$ 10,578	$ 10,563	$ 10,549	$ 10,533	$ 10,520	$ 10,500	$ 10,482	$ 10,460	$ 10,441	$ 10,418	$ 10,395	$ 10,375	$ 10,352	$ 10,334	$ 10,313	$ 10,294	$ 10,273	$ 10,256	$ 10,240	$ 10,221	$ 10,205	$ 10,188	$ 10,173	$ 10,159	$ 10,145	$ 10,136	$ 10,124	$ 10,112	$ 10,104	$ 10,095	$ 10,086	$ 10,077	$ 10,068	$ 10,060	$ 10,055	$ 10,048	$ 10,046	$ 10,042	$ 10,038	$ 10,033	$ 10,032	$ 10,029	$ 10,024	$ 10,022	$ 10,019	$ 10,016	$ 10,015	$ 10,012	$ 10,008	$ 10,005	$ 10,005	$ 10,002	$ 10,001	$ 10,002	$ 10,001